Employee Benefit Plan, Subsequent Event	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Subsequent Event [Line Items]
EBP, Subsequent Event	SUBSEQUENT EVENT
The Plan Sponsor evaluated subsequent events for recognition or disclosure in these financial statements through June 24, 2026, the day these financial statements were available to be issued. There were no subsequent events that would require recognition in these financial statements or disclosure in the notes thereto.